Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

In addition, the Company also follows an annual equity grant blackout calendar applicable to the award of options and other equity awards to NEOs, other executives and directors. The LDCC makes its annual compensation cycle decisions related to NEOs’ LTIP awards at the Committee’s first quarter meeting, typically in February. In consideration of our equity grant blackout calendar, annual LTIP awards to NEOs are granted no earlier than the second trading day following the Company’s filing of its Annual Report on Form 10-K. In addition, the Committee generally takes into consideration the annual equity grant blackout calendar with respect to the timing of any off-cycle LTIP awards to NEOs and other executives.

During 2025, the LDCC used market competitive data, potential, individual performance, retention and certain other considerations when it determined equity grants to be awarded to NEOs under the LTIP. In 2025, the LDCC did not grant stock options to any NEO during the period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-K, Form 10-Q or Form 8-K that disclosed material non-public information. In general, LTIP awards are granted to NEOs, other executives and directors on the approved grant effective date, during an open trading window and in alignment with the annual equity grant blackout calendar. For new hire NEOs, LTIP awards are granted on the latter of the LDCC approval date, the start of employment, or other applicable date as required by our equity grant blackout calendar.

Award Timing Method	The LDCC makes its annual compensation cycle decisions related to NEOs’ LTIP awards at the Committee’s first quarter meeting, typically in February. In consideration of our equity grant blackout calendar, annual LTIP awards to NEOs are granted no earlier than the second trading day following the Company’s filing of its Annual Report on Form 10-K. In addition, the Committee generally takes into consideration the annual equity grant blackout calendar with respect to the timing of any off-cycle LTIP awards to NEOs and other executives.During 2025, the LDCC used market competitive data, potential, individual performance, retention and certain other considerations when it determined equity grants to be awarded to NEOs under the LTIP. In 2025, the LDCC did not grant stock options to any NEO during the period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-K, Form 10-Q or Form 8-K that disclosed material non-public information. In general, LTIP awards are granted to NEOs, other executives and directors on the approved grant effective date, during an open trading window and in alignment with the annual equity grant blackout calendar.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	the LDCC did not grant stock options to any NEO during the period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-K, Form 10-Q or Form 8-K that disclosed material non-public information.